Convertible loans (Tables)	3 Months Ended
Mar. 31, 2022
Financial Instruments [Abstract]
Schedule of key inputs used for valuation	Key inputs for the valuations as of March 31, 2022 and December 31, 2021 were as follows:

	As of
	March 31, 2022	December 31, 2021
Exercise price at 130% of the IPO price of 19.00, in USD	24.70	24.70
Forced conversion price, in USD (1)	67.93	67.93
Share price in USD	14.69	20.20
Risk-free interest rate	2.4%	1.0%
Expected volatility	76%	77%
Expected term	37 months	40 months
Dividend yield	—	—
Recovery rate	5%	5%
Implied bond yield	10.3%	8.8%
(1) In accordance with the terms of the convertible loans, under certain circumstances the Company has the right to force conversions of the convertible notes on and after the one- and three-year anniversaries of the date on which it has received regulatory approval of ZYNLONTA as discussed in the Company’s annual report for the period ended December 31, 2021 on Form 20-F.
Key inputs for the valuation as of March 31, 2021 (prior to FDA approval of ZYNLONTA) was as follows:

As of
March 31, 2021
Exercise price at 150% of the IPO of 19.00, in USD (1)	28.50
Forced conversion price, in USD (2)	78.38
Share price in USD	24.41
Risk-free interest rate	0.7%
Expected volatility (3)	90%
Expected term	2 months
Dividend yield	—
Recovery rate	5%
Implied bond yield	7.9%
(1) The conversion price for the second tranche of convertible notes is the lesser of (i) 150% of the IPO price and (ii) 120% of the average of the volume-weighted average prices of the Company’s common shares on each of the 15 trading days immediately prior to the disbursement date of the second tranche, but in no event less than a floor equal to 81% of the IPO price.

(2) In accordance with the terms of the convertible loans, under certain circumstances the Company has the right to force conversions of the convertible notes on and after the one- and three-year anniversaries of the date on which it received regulatory approval of ZYNLONTA, as discussed in the Company’s annual report for the period ended December 31, 2021 on Form 20-F.

(3) The expected volatility utilized for the pre-FDA approval valuations was higher than the post-approval valuations due to a change in the peer group. Prior to the FDA approval of ZYNLONTA, the Company utilized a peer group primarily comprised of clinical-stage companies. Upon receipt of FDA approval of ZYNLONTA, the Company updated the peer group to primarily comprise of commercial-stage companies, which lowered the expected volatility assumption utilized in the post-FDA approval valuations.
Key inputs for the subsequent valuation of the embedded conversion option derivative as of March 31, 2022 and December 31, 2021, including both components described above, were as follows:

	As of
	March 31, 2022	December 31, 2021
Exercise price in USD (1)	28.07	28.07
Forced conversion price, in USD (2)	77.19	77.19
Share price in USD	14.69	20.20
Risk-free interest rate	2.4%	1.0%
Expected volatility	76%	77%
Expected term	37 months	40 months
Dividend yield	—	—
Recovery rate	5%	5%
Implied bond yield	10.3%	8.8%

(1) The conversion price for the second tranche of convertible notes is the lesser of (i) 150% of the IPO price and (ii) 120% of the average of the volume-weighted average prices of the Company’s common shares on each of the 15 trading days immediately prior to the disbursement date of the second tranche, but in no event less than a floor equal to 81% of the IPO price. The conversion price for the second tranche of the convertible notes as of March 31, 2022 and December 31, 2021 was based on 120% of the average of the volume-weighted average process of the Company’s shares on each of the 15 trading days prior to the disbursement date.
(2) In accordance with the terms of the convertible loans, under certain circumstances the Company has the right to force conversions of the convertible notes on and after the one- and three-year anniversaries of the date on which it received regulatory approval of ZYNLONTA, as discussed in the Company’s annual report for the period ended December 31, 2021 on Form 20-F.
Schedule of borrowings
The table below provides a rollforward of the Company’s debt obligation relating to the royalty purchase agreement.

(in KUSD)
January 1, 2022	225,477
Less: royalty payments	1,191
Plus: interest expense	6,142
Less : cumulative catch-up adjustment, Financial income	18,288
March 31, 2022	212,140

January 1, 2021	—
Proceeds from the sale of future royalties	225,000
Less: transaction costs	6,998
Less: royalty payments	213
Plus: interest expense	6,752
Plus: cumulative catch-up adjustment, Financial expense	936
December 31, 2021	225,477